Fair value measurement - Unobservable inputs (Details) - Recurring - Significant Unobservable Inputs (Level 3)	Dec. 31, 2020
Risk-free interest rate
Fair value measurement
Measurement input	0.0012
Expected volatility
Fair value measurement
Measurement input	0.440